Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2021
Finance Expense Net [Abstract]
Schedule of Finance Expense, Net

	December 31,
	2021	2020	2019
Interest income	$20	$96	$86
Total interest income	$20	$96	$86
Interest on loans	(120)	(513)	(715)
Interest on lease liabilities	(225)	(121)	(129)
Other interest	(313)	(206)	(132)
Total interest expense	$(658)	$(840)	$(976)
Derivative fair value (losses)	(1,444)	(384)	(98)
Foreign exchange gains (losses), net	64	(2,710)	(354)
Total finance income (expense), net	$(2,018)	$(3,838)	$(1,342)